VIA EDGAR


May 1, 2009

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Separate Account ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     Polaris Platinum II and Polaris II Platinum Series Variable Annuities File No. 333-58234 and 811-03859


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2009 for Registrant on behalf of the Polaris Platinum II and Polaris II Platinum Series Variable Annuities contain no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on May 1, 2009 via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6549.

Very truly yours,


/s/ Jennifer Herron
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Jennifer Herron
Senior Paralegal